Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Revenue	$ 3,060,642	$ 1,998,429
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,322	76,244
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	459,000	214,000
Receivables from related party transactions	13,000	7,000
Payables from related party transactions	98,000	55,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000